UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund
(Exact name of Registrant as specified in charter)

11525 Park Woods Circle, Ste. 200
Alpharetta, GA 30005
(Address of principal executive offices) (Zip code)

Daniel Wildermuth
Wildermuth Advisory, LLC
11525 Park Woods Circle, Ste. 200
Alpharetta, GA 30005
 (Name and address of agent for service)

Registrant's telephone number, including area code: (678) 222-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS – 27.6%
	ADVERTISING – 0.1%
6,934	Havas SA	$61,924

	AGRICULTURE – 0.7%
2,309	Bunge, Ltd.	183,011
997	Sipef SA	67,540
1,448	Swedish Match AB	47,276
		297,827
	AIRLINES – 0.1%
18,401	Qantas Airways, Ltd.	54,604

	AUTO MANUFACTURERS – 0.3%
4,800	Nissan Motor Co., Ltd.	46,243
1,700	Suzuki Motor Corp.	70,514
		116,757
	AUTO PARTS & EQUIPMENT – 0.6%
2,600	American Axle & Manufacturing Holdings, Inc.(a)	48,828
27,862	SORL Auto Parts, Inc.(a)	107,547
1,701	Tenneco, Inc.	106,177
		262,552
	BANKS – 1.6%
2,018	Bank of the Ozarks, Inc.	104,956
7,007	Bendigo & Adelaide Bank, Ltd.	64,891
1,218	Capital One Financial Corp.	105,552
6,000	Chiba Bank, Ltd.	38,499
2,093	Erste Group Bank AG	68,330
1,036	JPMorgan Chase & Co.	91,002
10,164	Mitsubishi UFJ Financial Group, Inc., ADR	64,440
9,200	Oversea-Chinese Banking Corp., Ltd.	63,998
1,300	Sumitomo Mitsui Trust Holdings, Inc.	45,033
1,586	Wells Fargo & Co.	88,277
		734,978
	BEVERAGES – 0.1%
634	Heineken Holding NV	50,564

	BIOTECHNOLOGY – 0.5%
1,152	China Biologic Products, Inc.(a)	115,350
769	United Therapeutics Corp.(a)	104,107
		219,457
	BUILDING MATERIALS – 0.9%
8,501	Asahi Glass Co., Ltd.	68,814
5,300	Nihon Flush Co., Ltd.	66,589
4,126	Owens Corning	253,212
		388,615

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	CHEMICALS – 0.3%
1,117	Croda International PLC	$49,781
275	LyondellBasell Industries NV, Class A	25,077
2,810	Teijin, Ltd.	52,932
		127,790
	COMMERCIAL SERVICES – 1.0%
848	Groupe Crit	66,099
1,818	Intrum Justitia AB	68,111
5,246	McMillan Shakespeare, Ltd.	52,904
884	S&P Global, Inc.	115,574
1,294	United Rentals, Inc.(a)	161,815
		464,503
	COMPUTERS – 0.3%
537	Ingenico Group SA	50,805
622	International Business Machines Corp.	108,315
		159,120
	DISTRIBUTION/WHOLESALE – 0.1%
6,217	Inchcape PLC	65,420

	DIVERSIFIED FINANCIAL SERVICES – 0.6%
5,700	Ally Financial, Inc.	115,881
7,840	Enova International, Inc.(a)	116,424
11,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	59,270
		291,575
	ELECTRIC – 0.5%
2,800	Brookfield Renewable Partners LP	83,244
4,773	Huaneng Power International, Inc., ADR	127,105
		210,349
	ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
1,098	OSRAM Licht AG	68,992

	ELECTRONICS – 0.6%
33,176	AU Optronics Corp., ADR	126,732
16,700	Japan Display, Inc.(a)	38,966
4,000	Orbotech, Ltd.(a)	129,000
		294,698
	ENERGY-ALTERNATE SOURCES – 0.1%
5,071	Innergex Renewable Energy, Inc.	54,372

	ENGINEERING & CONSTRUCTION – 0.3%
2,176	Argan, Inc.	143,942

	ENTERTAINMENT – 0.2%
2,328	Cinemark Holdings, Inc.	103,224

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	FOOD – 0.9%
13,140	Darling Ingredients, Inc.(a)	$190,793
425	Fresh Del Monte Produce, Inc.	25,173
3,967	Hain Celestial Group, Inc.(a)	147,572
13,272	J Sainsbury PLC	43,864
1,050	Performance Food Group Co.(a)	24,990
		432,392
	FOREST PRODUCTS & PAPER – 0.1%
2,200	Mercer International, Inc.	25,740

	GAS – 0.2%
1,932	Enagas SA	50,315
510	UGI Corp.	25,194
		75,509
	HEALTHCARE-PRODUCTS – 0.2%
4,194	Exactech, Inc.(a)	105,689

	HEALTHCARE-SERVICES – 1.0%
874	Chemed Corp.	159,671
7,157	HealthSouth Corp.	306,391
		466,062
	HOME FURNISHINGS – 0.1%
5,829	Panasonic Corp.	65,807

	INSURANCE – 0.8%
9,840	State National Cos., Inc.	141,696
233	Swiss Life Holding AG(a)	75,230
523	Swiss Re AG	46,997
2,117	Unum Group	99,266
		363,189
	INTERNET – 0.2%
303	Iliad SA	67,940

	LEISURE TIME – 0.3%
3,044	Norwegian Cruise Line Holdings, Ltd.(a)	154,422

	LODGING – 0.6%
1,650	Marriott International, Inc., Class A	155,397
12,000	Rezidor Hotel Group AB	45,966
1,119	Wyndham Worldwide Corp.	94,321
		295,684
	MACHINERY-DIVERSIFIED – 1.0%
648	Cummins, Inc.	97,978
225	Deere & Co.	24,494
4,700	Eagle Industry Co., Ltd.	63,732

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	MACHINERY-DIVERSIFIED (Continued)
5,424	Hollysys Automation Technologies, Ltd.	$91,828
2,000	Zebra Technologies Corp., Class A(a)	182,500
		460,532
	MINING – 0.2%
3,100	Coeur Mining, Inc.(a)	25,048
310	Kaiser Aluminum Corp.	24,769
8,850	Yamana Gold, Inc.	24,426
		74,243
	OIL & GAS – 1.4%
1,180	CVR Energy, Inc.	23,694
23,053	EP Energy Corp., Class A(a)	109,502
1,595	Marathon Oil Corp.	25,201
2,529	Murphy Oil Corp.	72,304
1,730	Neste Oyj	67,646
9,650	Rowan Cos. Plc, Class A(a)	150,347
1,614	Tesoro Corp.	130,831
1,110	Unit Corp.(a)	26,818
645	Valero Energy Corp.	42,757
		649,100
	OIL & GAS SERVICES – 0.4%
5,099	Subsea 7 SA(a)	78,840
5,447	World Point Terminals LP	88,622
		167,462
	PHARMACEUTICALS – 1.5%
3,400	Astellas Pharma, Inc.	44,731
530	Bayer AG	61,248
7,037	BTG PLC(a)	51,609
2,426	Daiichi Sankyo Co., Ltd.	54,581
920	Johnson & Johnson	114,586
2,861	Mitsubishi Tanabe Pharma Corp.	59,515
784	Novartis AG, ADR	58,228
2,809	Novo Nordisk A/S, ADR	96,293
6,530	Omega Protein Corp.	130,926
		671,717
	PIPELINES – 2.0%
5,200	Boardwalk Pipeline Partners LP	95,212
1,306	Buckeye Partners LP	89,539
2,495	DCP Midstream LP	97,879
6,540	Energy Transfer Equity LP	129,034
910	Enterprise Products Partners LP	25,125
2,437	Genesis Energy LP	79,007
3,540	Kinder Morgan, Inc.	76,960
1,813	Phillips 66 Partners LP	93,098
1,896	Spectra Energy Partners LP	82,779

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	PIPELINES (Continued)
2,065	TC PipeLines LP	$123,198
		891,831
	RETAIL – 1.0%
1,687	Asbury Automotive Group, Inc.(a)	101,389
850	CVS Health Corp.	66,725
4,242	Michaels Cos., Inc.(a)	94,979
1,300	MTY Food Group, Inc.	48,639
1,202	Target Corp.	66,338
1,312	Wal-Mart Stores, Inc.	94,569
		472,639
	SAVINGS & LOANS – 0.5%
10,102	Banc of California, Inc.	209,111

	SEMICONDUCTORS – 2.2%
501	Broadcom, Ltd.	109,699
3,131	Cirrus Logic, Inc.(a)	190,020
2,940	Intel Corp.	106,046
1,513	Lam Research Corp.	194,209
809	NXP Semiconductors NV(a)	83,732
1,473	Skyworks Solutions, Inc.	144,325
17,689	Telit Communications PLC	77,584
1,424	Texas Instruments, Inc.	114,717
		1,020,332
	SOFTWARE – 1.5%
2,280	Cerner Corp.(a)	134,178
5,671	Changyou.com, Ltd., ADR(a)	159,015
759	Check Point Software Technologies, Ltd.(a)	77,919
681	Dassault Systemes	59,098
1,540	Fiserv, Inc.(a)	177,577
3,057	Synchronoss Technologies, Inc.(a)	74,591
		682,378
	TELECOMMUNICATIONS – 1.3%
23,007	CenturyLink, Inc.	542,275
1,081	Millicom International Cellular SA	60,501
		602,776
	TRANSPORTATION – 0.6%
2,050	Golar LNG Partners LP	45,797
8,490	Ship Finance International, Ltd.	124,803
1,480	Teekay LNG Partners LP	25,974
15,426	Teekay Offshore Partners LP	78,210
		274,784
	TRUCKING & LEASING – 0.5%
5,222	Greenbrier Cos., Inc.	225,068

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	COMMON STOCKS (CONTINUED)
	TOTAL COMMON STOCKS (Cost $11,570,783)	$12,625,670

	EXCHANGE TRADED FUNDS – 17.7%
	CLOSED-END FUNDS – 0.4%
20,484	PIMCO High Income Fund	178,211

	DEBT FUNDS – 2.2%
5,031	iShares Core U.S. Aggregate Bond	545,813
1,294	iShares iBoxx $Investment Grade Corporate Bond	152,576
1,500	iShares JP Morgan USD Emerging Markets Bond	170,550
5,835	PowerShares Emerging Markets Sovereign Debt Portfolio	169,565
		1,038,504
	EQUITY FUNDS – 15.1%
44,500	Global X MSCI Colombia	422,305
17,229	iShares MSCI All Peru Capped	587,164
15,697	iShares MSCI Brazil Capped	588,009
14,838	iShares MSCI Chile Capped	646,343
6,695	iShares MSCI EAFE	417,031
19,890	iShares MSCI India	626,237
16,632	iShares MSCI Philippines	568,149
29,746	iShares MSCI Poland Capped	641,919
21,616	iShares MSCI Taiwan	718,300
7,728	iShares MSCI Thailand Capped	602,707
28,642	VanEck Vectors Russia	592,030
12,000	Vanguard FTSE Emerging Markets	476,640
		6,886,834
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,750,884)	8,103,549

	ABSOLUTE RETURN INVESTMENTS – 2.9%
	MANAGED FUTURES – 2.9%
500,000	Dunn-WMA LP(b)	456,007
900	Fort Global Offshore Fund, SPC(b)	853,222

	TOTAL ABSOLUTE RETURN INVESTMENTS (Cost $1,400,000)	1,309,229

	COMMODITY & NATURAL RESOURCE INVESTMENTS – 5.3%
857	Casillas Petroleum Resource Partners, LLC(b)	856,834
1,200,000	Kayne Anderson Energy Fund VII(b)	1,544,798

	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $2,083,194)	2,401,632

	HEDGE FUNDS – 5.9%
1,625,000	Direct Lending Income Fund LP(b)	1,690,745

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	HEDGE FUNDS (CONTINUED)
1,020,000	Rosebrook Opportunities Fund LP(b)(c)	$1,020,000

	TOTAL HEDGE FUNDS (Cost $2,645,000)	2,710,745

	PRIVATE EQUITY – 13.2%
100	Atlas Fintech Holdings Corp.(b)	1,000,000
2,500	Clear Guide Medical, Inc.(b)	2,989,100
62,000	Committed Advisors Secondary Fund III(b)	66,679
10	GPB Automotive Portfolio LP(b)	500,696
337,207	Tout, Inc. - Series C Preferred Stock(b)	1,448,181

	TOTAL PRIVATE EQUITY (Cost $4,921,731)	6,004,656

	PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANIES – 2.1%
23,217	CION Investment Corp.(b)	211,973
95,638	Franklin Square Energy & Power Fund(b)	736,409

	TOTAL PUBLIC NON-TRADED BUSINESS DEVELOPMENT COMPANIES (Cost $853,848)	948,382

	PRIVATE REAL ESTATE INVESTMENTS – 13.1%
95,075	ARCTRUST, Inc.(b)	1,348,167
101,470	Cottonwood Residential, Inc.(b)	1,711,799
1,000,000	Harbert Seniors Housing Fund I LP(b)	1,067,401
800	PCG Select Series I LLC - Series A Preferred Stock(b)	807,309
56	Shopoff Land Fund III LP(b)	50,680
1,000,000	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)	1,000,000

	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $5,577,206)	5,985,356

	PUBLIC REAL ESTATE INVESTMENTS – 3.2%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS – 3.2%
111,521	Behringer Harvard Opportunity(b)	209,660
135,025	CNL Lifestyle Properties(b)	283,553
18,060	Dividend Capital Diversified(b)	135,815
136,771	Highlands REIT, Inc.(b)	47,870
153,283	Inventrust Properties Corp.(b)	481,308
102,130	KBS REIT II, Inc.(b)	252,773
3,330	Phillips Edison Grocery Center(b)	33,964
		1,444,943
	PUBLIC NON-TRADED REAL ESTATE LIMITED PARTNERSHIP – 0.0%
1,725	Uniprop Manufactured Housing Communities Income Fund II(b)	22,511

	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $1,312,129)	1,467,454

Wildermuth Endowment Strategy Fund
Schedule of Investments - Continued
March 31, 2017 (Unaudited)

Shares or Principal Amount		Value

	REAL ESTATE LOANS – 2.6%
$400,000	Airport Center Development Partners, LLC 9.500%, 9/17/2018(b)	$400,000
400,000	Dog Wood Park of Northeast Florida, LLC 9.500%, 3/21/2018(b)	400,000
400,000	Hauiki Hui, LLC 9.500%, 1/1/2018(b)	400,000

	TOTAL REAL ESTATE LOANS (Cost $1,182,000)	1,200,000

	SHORT-TERM INVESTMENTS – 5.1%
2,346,295	Fidelity Institutional Government Portfolio - Institutional Class, 0.60%(d)	2,346,295

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,346,295)	2,346,295

	TOTAL INVESTMENTS – 98.7% (Cost $41,643,070)	45,102,968
	Other assets less liabilities – 1.3%	574,363

	TOTAL NET ASSETS –100.0%	$45,677,331

ADR – American Depositary Receipt
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SPC – Segregated Portfolio Company

(a)	Non-income Producing
(b)	Illiquid Security. Total illiquid securities represent 48.22% of net assets as of March 31, 2017.
(c)	Denotes an investment in an affiliated entity. Please refer to the Notes to Schedule of Investments, subsection Investments in Affiliated Issuers.
(d)	Represents the current rate as of March 31, 2017.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Organization - Wildermuth Endowment Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently has three classes of shares registered: Class A, Class C, and Class I.

Investment Valuation - For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in privately placed debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value.

Investment Funds that are Private Funds and Non-Traded REITs (“Non-Traded Funds”) will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Fair Value Committee’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. In determining the fair value of a security for which there are no readily available market quotations, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Adviser and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Fund; and (vii) the liquidity or illiquidity of the market for the security. Based on its review of all relevant information, the Fair Value Committee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Non-Traded Fund does not represent the fair value of the Fund’s investment in such security.

Because any Corporate Subsidiary through which the Fund invests in private equity investments or private oil and gas funds is treated as a regular taxable corporation, for U.S. federal income tax purposes any Corporate Subsidiary will incur tax expenses. Any Corporate Subsidiary used by the Fund will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability balance at the currently effective maximum statutory U.S. federal income tax rate (currently 35%) plus an assumed state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received on equity securities considered to be return of capital. In calculating its Daily NAV, the Fund will, among other things, account for any Corporate Subsidiary’s deferred tax liability and/or asset balances. Any deferred tax liability balance of any Corporate Subsidiary used by the Fund will reduce the Fund’s NAV.

Generally accepted accounting principles in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•
Level 1 — quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2017:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient**		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common Stock*	$-		$12,625,670	$-	$-	$12,625,670
Exchange Traded Funds*	-		8,103,549	-	-	8,103,549
Absolute Return Investments	1,309,229	(1)(7)(8)	-	-	-	1,309,229
Commodity & Natural Resource Investments	1,544,798	(2)(7)(8)	-	-	856,834	2,401,632
Hedge Funds	2,710,745	(3)(7)(8)	-	-	-	2,710,745
Private Equity	-		-	-	6,004,656	6,004,656
Public Non-Traded Business Development Companies	211,973	(4)(7)(8)	-	-	736,409	948,382
Private Real Estate Investments	1,874,710	(5)(7)(8)	-	-	4,110,646	5,985,356
Public Real Estate Investments*	-		-	-	1,467,454	1,467,454
Real Estate Loans	1,200,000	(6)(8)	-	-	-	1,200,000
Short Term Investments	-		2,346,295	-	-	2,346,295
Total	$8,851,455		$23,075,514	$-	$13,175,999	$45,102,968

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

**
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

(1) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Dunn-WMA LP	Monthly	10 days	Capital Gains	Managed Futures	None
Fort Global Offshore Fund, SPC	Weekly	5 days	Capital Gains	Managed Futures - Diversified	None

(2) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Kayne Anderson Energy Fund VII	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	None

(3) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Direct Lending Income Fund LP	Quarterly	35 days	Current Income	Buying existing small business loans	None
Rosebrook Opportunities Fund LP	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	None

(4) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
CION Investment Corp.	Quarterly	45 days	Current Income	Middle market private business loans	None

(5) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Harbert Seniors Housing Fund I LP	Quarterly	Not Applicable	Income and Capital Appreciation	Real Estate	None
PCG Select Series I LLC - Series A Preferred Stock	Until Maturity	Not Applicable	Income	Real Estate Loans	None

(6) Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
Airport Center Development Partners, LLC	Not Applicable	Not Applicable	Income	Real Estate Loans	None
Dog Wood Park of Northeast Florida, LLC	Not Applicable	Not Applicable	Income	Real Estate Loans	None
Hauiki Hui, LLC	Not Applicable	Not Applicable	Income	Real Estate Loans	None

(7) Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(8) These investments are domiciled in the United States.

For the period ended March 31, 2017, there were no transfers in and out of Level 1 and Level 2 or into Level 3. The transfers out of Level 3 in the following table represent securities now being valued using net asset value per share practical expedient, which is not included in the fair value measurement hierarchy. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a rollforward of the activity in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2017	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Net realized gain	Return of Capital	Tax Basis Adjustments	Change in net unrealized gain	Ending balance March 31, 2017
Wildermuth Endowment Strategy Fund
Commodity & Natural Resource Investments	$856,834	$-	$-	$-	$-	$-	$-	$-	$-	$856,834
Private Equity	5,089,793	-	-	566,658	-	-	-	-	348,205	6,004,656
Public Non-Traded Business Development Companies	718,716	-	-	-	-	-	-	-	17,693	736,409
Private Real Estate Investments	4,953,388	-	(816,359)	-	-	-	-	-	(26,383)	4,110,646
Public Real Estate Investments	1,776,721	-	-	-	-	-	(102,131)	-	(207,136)	1,467,454
	$13,395,452	$-	$(816,359)	$566,658	$-	$-	$(102,131)	$-	$132,379	$13,175,999

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2017:

Type of Level 3 Investment	Fair Value as of March 31, 2017	Valuation Technique	Unobservable Inputs
Commodity & Natural Resource Investments	$856,834	Private Transaction Cost	Not Applicable*
Private Equity	$6,004,656	Private Transaction Cost, Option Pricing Method**	Not Applicable*
Public Non- Traded Business Development Companies	$736,409	Current Value Method***	Not Applicable*
Private Real Estate Investments	$4,110,646	Private Transaction Cost	Not Applicable*
Public Real Estate Investments	$1,467,454	Current Value Method***	Not Applicable*

*	Financial information is not prepared in accordance with GAAP or ASC Topic 946
**
Relies on financial option theory to allocate value amoung difference classes of members' equity based upon a future option "claim" on value. Under this method, the values of the various classes of stock are estimated as the net value of a series of call options, representing the present value of the expected future returns to the shareholders.

***
The Current Value Method, also referred to as the “Waterfall Method,” is based on allocating the Enterprise Value (individual assets net of liabilities) across the various classes of securities, in conformance with liquidation preferences and conversion values.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value End of Period	Dividends Credited to Income
Clear Guide Medical, Inc.	$2,989,100	$-	$-	$-	$-	$2,989,100	$-
Rosebrook Opportunities Fund LP	-	1,020,000	-	-	-	1,020,000	-
	$2,989,100	$1,020,000	$-	$-	$-	$4,009,100	$-

Federal Income Tax Information
At December 31, 2016, gross unrealized appreciation/depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$33,164,338

Gross unrealized appreciation	$3,454,348
Gross unrealized depreciation	(696,005)

Net unrealized depreciation on investments	$2,758,343

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	May 26, 2017

By:	/s/ Gerard Scarpati
Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	May 25, 2017

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)